Concentration (Tables)	12 Months Ended
Dec. 31, 2022
Concentration [Abstract]
Schedule of total accounts receivable
	As of		As of
	December 31, 2021		December 31, 2022
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	18,241,469	20.7%	*	*	*
B	13,088,371	14.8%	*	*	*
C	9,018,665	10.2%	*	*	*
D	*	*	4,393,790	13.0%	630,875
E	*	*	4,376,768	13.0%	628,431

*	Represented the percentage below 10%

Schedule of total revenue of the customer
	For the year ended December 31,		For the year ended December 31,		For the year ended December 31,
	2020		2021		2022
Customer	Amount	% of Total	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		RMB		US$
B	51,976,003	17.9%	*	*	*	*	*
G	45,373,496	15.6%	*	*	*	*	*
H	31,095,213	10.7%	*	*	*	*	*
F	*	*	*	*	117,415,978	18.0%	16,864,138
E	*	*	71,419,145	13.1%	73,423,394	11.3%	10,542,371

*	Represented the percentage below 10%

Schedule of total accounts payable
	As of		As of
	December 31, 2021		December 31, 2022
Supplier	Amount	% of Total	Amount	% of Total
	RMB		RMB
Cargo Link Logistics HK Company Limited	60,772,958	59.1%	7,185,007	28.1%
A	*	*	3,261,998	12.8%
B	11,676,432	11.4%	*	*

*	Represented the percentage below 10%

Schedule of total purchase
	For the year ended		For the year ended		For the year ended
	December 31, 2020		December 31, 2021		December 31, 2022
Supplier	Amount	% of Total	Amount	% of Total	Amount	% of Total
	RMB		RMB		RMB
C	*	*	*	*	122,901,742	20.0%
Cargo Link Logistics HK Company Limited	156,091,594	58.0%	185,858,692	36.4%	121,455,797	19.8%

*	Represented the percentage below 10%